PRUDENTIAL SERIES FUND

PSF Natural Resources Portfolio

Supplement dated June 10, 2020 to the
Currently Effective Summary Prospectus, Prospectus
and Statement of Additional Information

This supplement should be read in conjunction with the currently effective Summary Prospectus, Prospectus (the Prospectus) and Statement of Additional Information (the SAI) for the Prudential Series Fund relating to the PSF Natural Resources Portfolio (the Portfolio). The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Prospectus or SAI.

Effective immediately, David Finger is added as a portfolio manager for the Portfolio. Paul D. Strand will continue to serve as portfolio manager for the Portfolio.

To reflect this change, the Fund’s Summary Prospectus, Prospectus and SAI are hereby revised as follows:

I.	The table in the section of the Summary Prospectus and Prospectus entitled “Summary: PSF Natural Resources – Management of the Portfolio” is hereby revised by adding the following:

Investment Managers	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	Allianz Global Investors U.S. LLC	David Finger, CFA	Portfolio Manager	June 2020

II.	The following hereby is added in the section of the Prospectus entitled “HOW THE TRUST IS MANAGED – Portfolio Manager – PSF Natural Resources”:

David Finger is a Senior Portfolio Manager Thematic Equity at Allianz Global Investors. He joined Allianz Global Investors’ Global Graduate Programme in 2006 and became part of the European Research department in 2008 after working as an executive assistant to the Global CIO for some time. In his time with the firm he started with research coverage focusing on Materials sector and assumed responsibility as a Portfolio Manager thereafter. Currently he is responsible for Metals & Mining strategies and the Allianz Smart Energy fund. David holds a diploma from the University of Passau, Germany in International Cultural and Business Studies. He also performed additional coursework at Universidad Católica de Córdoba in Argentina. Moreover he is a CFA Charterholder.

III.	The table in Part I of the SAI entitled “PORTFOLIO MANAGERS: OTHER ACCOUNTS – PSF Natural Resources” is hereby revised by adding the following disclosure:

Subadviser	Portfolio Managers	Registered Investment Companies*	Other Pooled Investment Vehicles*	Other Accounts*	Ownership of Portfolio Securities*
Allianz Global Investors U.S. LLC	David Finger, CFA	0/$0	2/$460,051,053	0/$0	None

*Information as of May 31, 2020.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

     PSFSUP2